SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended			6 Months Ended	9 Months Ended
	Aug. 01, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Mar. 25, 2025
D Boral A R C Acquisition I Corp [Member]
Cash							$ 420,340
Cash equivalents							0
Cash Equivalents, at Carrying Value							284,776,628
Offering costs	$ 3,582,634						3,582,634
Representative shares	2,419,400						2,419,400
Other offering costs	1,163,234
other costs	143,775
Ordinary shares subject to redemption	3,438,859						$ 284,776,628
Warrants issued							14,000,000
Weighted average aggregate shares							14,100,000
FDIC Insured Amount							$ 250,000
D Boral A R C Acquisition I Corp [Member] | Ordinary Shares Class A [Member]
Basic and diluted net income per share:
Allocation of Income/(Loss) – basic and diluted							$ 2,509,890
Denominator:
Weighted average shares of Class B ordinary shares outstanding, basic							15,393,007
Weighted average shares of Class B ordinary shares outstanding, diluted							15,393,007
Class B ordinary shares - basic net income per share							$ 0.16
Diluted Loss per share							$ 0.16
D Boral A R C Acquisition I Corp [Member] | Ordinary Shares Class B [Member]
Basic and diluted net income per share:
Allocation of Income/(Loss) – basic and diluted							$ 1,946,080
Denominator:
Weighted average shares of Class B ordinary shares outstanding, basic							11,935,190
Weighted average shares of Class B ordinary shares outstanding, diluted							11,935,190
Class B ordinary shares - basic net income per share							$ 0.16
Diluted Loss per share							$ 0.16
D Boral A R C Acquisition I Corp [Member] | IPO [Member]
Warrants issued							100,000
D Boral A R C Acquisitions I Corp [Member]
Cash			$ 41,733			$ 41,733	$ 420,340
Cash equivalents			0			0	0	$ 25,000
Cash Equivalents, at Carrying Value			289,883,138			289,883,138	284,776,628
Offering costs	3,582,634						3,582,634
Representative shares	2,419,400					2,419,400
Other offering costs	1,163,234
other costs	143,775
Ordinary shares subject to redemption	$ 3,438,859		$ 289,883,138			$ 289,883,138	$ 284,776,628
Warrants issued			14,000,000			14,000,000
Weighted average aggregate shares						14,100,000
FDIC Insured Amount			$ 250,000			$ 250,000
D Boral A R C Acquisitions I Corp [Member] | Ordinary Shares Class A [Member]
Basic and diluted net income per share:
Allocation of Income/(Loss) – basic and diluted		$ 2,765,308	$ 1,339,811
Denominator:
Weighted average shares of Class B ordinary shares outstanding, basic			29,200,000			29,200,000
Weighted average shares of Class B ordinary shares outstanding, diluted			29,200,000			29,200,000
Class B ordinary shares - basic net income per share			$ 0.05			$ 0.09
Diluted Loss per share			$ 0.05			$ 0.09
D Boral A R C Acquisitions I Corp [Member] | Ordinary Shares Class B [Member]
Basic and diluted net income per share:
Allocation of Income/(Loss) – basic and diluted		$ 1,136,428	$ 550,607	$ (36,000)		$ 41,420
Denominator:
Weighted average shares of Class B ordinary shares outstanding, basic			12,000,000	12,321,429	12,321,429	12,000,000
Weighted average shares of Class B ordinary shares outstanding, diluted			12,000,000	12,321,429	12,321,429	12,000,000
Class B ordinary shares - basic net income per share			$ 0.05	$ (0.00)	$ (0.00)	$ 0.09
Diluted Loss per share			$ 0.05	$ (0.00)	$ (0.00)	$ 0.09
D Boral A R C Acquisitions I Corp [Member] | Ordinary Share Class A [Member]
Denominator:
Weighted average shares of Class B ordinary shares outstanding, basic			29,200,000			29,200,000
Weighted average shares of Class B ordinary shares outstanding, diluted			29,200,000			29,200,000
Class B ordinary shares - basic net income per share			$ 0.05			$ 0.09
Diluted Loss per share			$ 0.05			$ 0.09
D Boral A R C Acquisitions I Corp [Member] | Ordinary Share Class B [Member]
Denominator:
Weighted average shares of Class B ordinary shares outstanding, basic			12,000,000	12,000,000	12,000,000	12,000,000
Weighted average shares of Class B ordinary shares outstanding, diluted			12,000,000	12,000,000	12,000,000	12,000,000
Class B ordinary shares - basic net income per share			$ 0.05	$ (0.00)	$ 0.00	$ 0.09
Diluted Loss per share			$ 0.05	$ (0.00)	$ 0.00	$ 0.09
D Boral A R C Acquisitions I Corp [Member] | IPO [Member]
Warrants issued			100,000			100,000